Transactions with related parties	12 Months Ended
Dec. 31, 2020
Transactions with related parties
Transactions with related parties

36 Transactions with related parties

In the ordinary course of its business, Eni enters into transactions regarding:

a)	Purchase/supply of goods and services and the provision of financing to joint ventures, associates and non-consolidated subsidiaries;
b)	Purchase/supply of goods and services to entities controlled by the Italian Government;
c)

Purchase/supply of goods and services to companies related to Eni SpA through members of the Board of Directors. Most of these transactions are exempt from the application of the Eni internal procedure “Transactions involving interests of Directors and Statutory Auditors and transactions with related parties” pursuant to the Consob Regulation, since they relate to ordinary transactions conducted at market or standard conditions, or because they fall below the materiality threshold provided for by the procedure. The solely non-exempted transactions, that were positively examined and valued in application of the procedure, concerned: (i) the revision of a service contract connected to network infrastructures with Vodafone Italia SpA; (ii) the renewal of a contract for the development of editorial content of World Energy magazine with Istituto Affari Internazionali. Both the counterparts are related to Eni SpA through two members of the Board of Directors;

d)

contributions to non-profit entities correlated to Eni with the aim to develop solidarity, culture and research initiatives. In particular these related to: (i) Eni Foundation, established by Eni as a non-profit entity with the aim of pursuing exclusively solidarity initiatives in the fields of social assistance, health, education, culture and environment, as well as scientific and technological research; and (ii) Eni Enrico Mattei Foundation, established by Eni with the aim of enhancing, through studies, research and training initiatives, knowledge enrichment in the fields of economics, energy and environment, both at the national and international level.

Transactions with related parties were conducted in the interest of Eni companies and, with exception of those with entities whose aim is to develop charitable, cultural and research initiatives, are related to the ordinary course of Eni’s business.

Transactions and balances with related parties

	December 31, 2020			2020
	Receivables	Payables
(€ million)	and other	and other				Other operating
Name	assets	liabilities	Guarantees	Revenues	Costs	(expense) income
Joint ventures and associates
Agiba Petroleum Co	6	52			201
Angola LNG Supply Services Llc			165
Coral FLNG SA	6		1,079	49
Gas Distribution Company of Thessaloniki - Thessaly SA		13			52
Saipem Group	87	254	509	18	350
Karachaganak Petroleum Operating BV	25	141			816
Mellitah Oil & Gas BV	54	250		2	156
Petrobel Belayim Petroleum Co	65	467			556
Societa Oleodotti Meridionali SpA	3	399		20	15
Société Centrale Electrique du Congo SA	48			57
Unión Fenosa Gas SA	11	4	57	9		(3)
Vår Energi AS	39	190	456	85	1,126	(118)
Other (*)	72	24	1	66	167
	416	1,794	2,267	306	3,439	(121)
Unconsolidated entities controlled by Eni
Eni BTC Ltd			165
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	112	1	1	11
Other	5	23	10	4	9
	117	24	176	15	9
	533	1,818	2,443	321	3,448	(121)
Entities controlled by the Government
Enel Group	104	165		51	551	86
Italgas Group	1	177		3	714
Snam Group	189	211		45	1,012
Terna Group	46	62		152	225	8
GSE - Gestore Servizi Energetici	52	37		586	309	40
Other (*)	8	49		20	63
	400	701		857	2,874	134
Other related parties	1	4		2	53
Groupement Sonatrach - Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	87	52		19	262
	1,021	2,575	2,443	1,199	6,637	13

(*)Each individual amount included herein was lower than €50 million.

	December 31, 2019			2019
	Receivables	Payables
(€ million)	and other	and other				Other operating
Name	assets	liabilities	Guarantees	Revenues	Costs	(expense) income
Joint ventures and associates
Agiba Petroleum Co	3	71			229
Angola LNG Supply Services Llc			181
Coral FLNG SA	15		1,168	71
Gas Distribution Company of Thessaloniki - Thessaly SA		13			53
Saipem Group	75	227	510	27	503
Karachaganak Petroleum Operating BV	33	198		1	1,134
Mellitah Oil & Gas BV	57	171		3	365
Petrobel Belayim Petroleum Co	50	1,130		7	1,590
Unión Fenosa Gas SA	8	1	57	1	6	63
Vår Energi AS	32	143	482	63	1,481	(64)
Other (*)	106	29	1	112	87
	379	1,983	2,399	285	5,448	(1)
Unconsolidated entities controlled by Eni
Eni BTC Ltd			180
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	101	1	3	14
Other	5	25	14	6	18
	106	26	197	20	18
	485	2,009	2,596	305	5,466	(1)
Entities controlled by the Government
Enel Group	185	284		105	602	(8)
Italgas Group	3	154		1	677
Snam Group	278	229		71	1,208
Terna Group	40	45		171	223	17
GSE - Gestore Servizi Energetici	26	24		549	468	11
Other	10	19		12	35
	542	755		909	3,213	20
Other related parties	2	3		5	37
Groupement Sonatrach - Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	75	74		33	457
	1,104	2,841	2,596	1,252	9,173	19

Each individual amount included herein was lower than €50 million.

	December 31, 2018			2018
	Receivables	Payables
(€ million)	and other	and other				Other operating
Name	assets	liabilities	Guarantees	Revenues	Costs	(expense) income
Joint ventures and associates
Agiba Petroleum Co	1	96			156
Angola LNG Supply Services Llc			177
Coral FLNG SA	14		1,147	62
Gas Distribution Company of Thessaloniki - Thessaly SA	1	18			51
Saipem Group	75	171	793	30	420
Karachaganak Petroleum Operating BV	27	134		1	998
Mellitah Oil & Gas BV	1	268		1	502
Petrobel Belayim Petroleum Co	56	2,029		7	2,282
Unión Fenosa Gas SA	4	7	57	123		37
Vår Energi AS	13	100	218
Other(*)	44	25		111	104	(26)
	236	2,848	2,392	335	4,513	11
Unconsolidated entities controlled by Eni
Eni BTC Ltd			177
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	87	1	5	11
Other	6	23	14	7	13
	93	24	196	18	13
	329	2,872	2,588	353	4,526	11
Entities controlled by the Government
Enel Group	134	151		118	514	227
Italgas Group	5	146		23	667
Snam Group	237	289		109	1,184	(1)
Terna Group	26	47		150	231	8
GSE - Gestore Servizi Energetici	67	85		555	588	74
Other	25	18		45	34
	494	736		1,000	3,218	308
Other related parties	1	2		4	32
Groupement Sonatrach - Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	40	140		34	229
	864	3,750	2,588	1,391	8,005	319

(*) Each individual amount included herein was lower than €50 million.

The most significant transactions with joint ventures, associates and unconsolidated subsidiaries concerned:

•

Eni’s share of expenses incurred to develop oil fields from Agiba Petroleum Co, Karachaganak Petroleum Operating BV, Mellitah Oil & Gas BV, Petrobel Belayim Petroleum Co, Groupement Sonatrach - Agip «GSA», Organe Conjoint des Opérations «OC SH/FCP» and, only for Karachaganak Petroleum Operating BV, purchase of crude oil by Eni Trading & Shipping SpA; services charged to Eni’s associates are invoiced on the basis of incurred costs;

•	a guarantee issued on behalf of Angola LNG Supply Services Llc to cover the commitments relating to the payment of the regasification fee;
•

supply of upstream specialist services and a guarantee issued on a pro-quota basis granted to Coral FLNG SA on behalf of the Consortium TJS for the contractual obligations assumed following the award of the EPCIC contract for the construction of a floating gas liquefaction plant (for more information see note 27 - Guarantees, commitments and risks);

•	the acquisition of transport and distribution services from the Gas Distribution Company of Thessaloniki - Thessaly SA;
•	engineering, construction and drilling services by Saipem Group mainly for the Exploration & Production segment and residual guarantees issued by Eni SpA relating to bid bonds and performance bonds;
•	advances received from Società Oleodotti Meridionali SpA for the infrastructure upgrade of the crude oil transport system at the Taranto refinery;
•	the sale of gas to Société Centrale Electrique du Congo SA;
•

a performance guarantee given on behalf of Unión Fenosa Gas SA in relation to contractual commitments related to the results of operations, sale of gas and fair value of derivative financial instruments;

•

guarantees issued in compliance with contractual agreements in the interest of Vår Energi AS, the supply of upstream specialist services, the purchase of crude oil, condensates and the realized part of the forward contracts for the purchase of gas;

•	a guarantee issued in relation to the construction of an oil pipeline on behalf of Eni BTC Ltd; and
•	services for environmental restoration to Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation).

The most significant transactions with entities controlled by the Italian Government concerned:

•	sale of fuel, sale and purchase of gas, acquisition of power distribution services and fair value of derivative financial instruments with Enel Group;
•

acquisition of natural gas transportation, distribution and storage services with Snam Group and Italgas Group on the basis of the tariffs set by the Italian Regulatory Authority for Energy, Networks and Environment and purchase and sale with Snam Group of natural gas for granting the system balancing on the basis of prices referred to the quotations of the main energy commodities;

•

acquisition of domestic electricity transmission service and sale and purchase of electricity for granting the system balancing based on prices referred to the quotations of the main energy commodities, and derivatives on commodities entered to hedge the price risk related to the utilization of transport capacity rights with Terna Group;

•

sale and purchase of electricity, gas, environmental certificates, fair value of derivative financial instruments, sale of oil products and storage capacity with GSE - Gestore Servizi Energetici for the setting-up of a specific stock held by the Organismo Centrale di Stoccaggio Italiano (OCSIT) according to the Legislative Decree No. 249/2012; the contribution to cover the charges deriving from the performance of OCSIT functions and activities and the contribution paid to GSE for the use of biomethane and other advanced biofuels in the transport sector.

Transactions with other related parties concerned:

•	provisions to pension funds managed by Eni of €40 million; and
•	contributions and service provisions to Eni Enrico Mattei Foundation for €5 million and to Eni Foundation for €1 million.

Financing transactions and balances with related parties

(€ million)	December 31, 2020			2020

Name	Receivables	Payables	Guarantees	Gains	Charges
Joint ventures and associates
Angola LNG Ltd			228
Cardón IV SA	383			57
Coral FLNG SA	288			22	1
Coral South FLNG DMCC			1,304
Saipem Group	2	167			6
Société Centrale Electrique du Congo SA	83			7
Other	15	12	1	27	18
	771	179	1,533	113	25
Unconsolidated entities controlled by Eni
Other	36	28		1
	36	28		1
Entities controlled by the Government
Other		11			1
		11			1
	807	218	1,533	114	26

(€ million)	December 31, 2019			2019

Name	Receivables	Payables	Guarantees	Gains	Charges
Joint ventures and associates
Angola LNG Ltd			249
Cardón IV SA	563	5		77
Coral FLNG SA	253				2
Coral South FLNG DMCC			1,425
Société Centrale Electrique du Congo SA	85				20
Other	18	14	2	18	14
	919	19	1,676	95	36

Unconsolidated entities controlled by Eni
Other	48	28		1
	48	28		1
Entities controlled by the Government
Other	4	12
	4	12
	971	59	1,676	96	36

	December 31, 2018			2018
(€ million)

Name	Receivables	Payables	Guarantees	Gains	Charges
Joint ventures and associates
Angola LNG Ltd			245
Cardón IV SA	705	36		95
Coral FLNG SA	108
Coral South FLNG DMCC			1,397
Shatskmorneftegaz Sàrl				7	267
Société Centrale Electrique du Congo SA	64	30			5
Vår Energi AS		494
Other	38	4	22	13	9
	915	564	1,664	115	281
Unconsolidated entities controlled by Eni
Other	49	25
	49	25
Entities controlled by the Government
Enel Group		64
Other		8			2
		72			2
	964	661	1,664	115	283

The most significant transactions with joint ventures, associates and unconsolidated subsidiaries concerned:

•	bank debt guarantees issued on behalf of Angola LNG Ltd;
•	the financing loan granted to Cardón IV SA for the exploration and development activities of a gas field in Venezuela;
•

the financing loan granted to Coral FLNG SA for the construction of a floating gas liquefaction plant in Area 4 offshore Mozambique (for more information see note 27 - Guarantees, commitments and risks);

•

a bank debt guarantee issued on behalf of Coral South FLNG DMCC as part of the project financing of the Coral FLNG development project (for more information see note 27 - Guarantees, commitments and risks);

•	lease liabilities towards the Saipem group relating to multi-year contracts for the use of drilling equipment;
•	the loan granted to Société Centrale Electrique du Congo SA for the construction of a power plant in Congo.

Impact of transactions and positions with related parties on the balance sheet, profit and loss account and statement of cash flows

The impact of transactions and positions with related parties on the balance sheet accounts consisted of the following:

	December 31, 2020			December 31, 2019
		Related			Related
(€ million)	Total	parties	Impact %	Total	parties	Impact %
Other current financial assets	254	41	16.14	384	60	15.63
Trade and other receivables	10,926	802	7.34	12,873	704	5.47
Other current assets	2,686	145	5.40	3,972	219	5.51
Other non-current financial assets	1,008	766	75.99	1,174	911	77.60
Other non-current assets	1,253	74	5.91	871	181	20.78
Short-term debt	2,882	52	1.80	2,452	46	1.88
Current portion of long-term lease liabilities	849	54	6.36	889	5	0.56
Trade and other payables	12,936	2,100	16.23	15,545	2,663	17.13
Other current liabilities	4,872	452	9.28	7,146	155	2.17
Non-current lease liabilities	4,169	112	2.69	4,759	8	0.17
Other non-current liabilities	1,877	23	1.23	1,611	23	1.43

The impact of transactions with related parties on the profit and loss accounts consisted of the following:

	2020			2019			2018
		Related			Related			Related
(€ million)	Total	parties	Impact %	Total	parties	Impact %	Total	parties	Impact %
Sales from operations	43,987	1,164	2.65	69,881	1,248	1.79	75,822	1,383	1.82
Other income and revenues	960	35	3.65	1,160	4	0.34	1,116	8	0.72
Purchases, services and other	(33,551)	(6,595)	19.66	(50,874)	(9,173)	18.03	(55,622)	(8,009)	14.40
Net (impairment losses) reversals of trade and other receivables	(226)	(6)	2.65	(432)	28	—	(415)	26	—
Payroll and related costs	(2,863)	(36)	1.26	(2,996)	(28)	0.93	(3,093)	(22)	0.71
Other operating income (expense)	(766)	13	—	287	19	6.62	129	319	—
Finance income	3,531	114	3.23	3,087	96	3.11	3,967	115	2.90
Finance expense	(4,958)	(26)	0.52	(4,079)	(36)	0.88	(4,663)	(283)	6.07

Main cash flows with related parties are provided below:

(€ million)	2020	2019	2018
Revenues and other income	1,199	1,252	1,391
Costs and other expenses	(5,789)	(6,869)	(5,210)
Other operating (expense) income	13	19	319
Net change in trade and other receivables and payables	(136)	(839)	683
Net interests	73	81	110
Net cash provided from operating activities	(4,640)	(6,356)	(2,707)
Capital expenditure in tangible and intangible assets	(842)	(2,332)	(2,768)
Net change in accounts payable and receivable in relation to investments	(370)	(339)	20
Change in financial receivables	(160)	(241)	(566)
Net cash used in investing activities	(1,372)	(2,912)	(3,314)
Change in financial and lease liabilities	164	(817)	16
Net cash used in financing activities	164	(817)	16
Total financial flows to related parties	(5,848)	(10,085)	(6,005)

The impact of cash flows with related parties consisted of the following:

	2020			2019			2018
		Related			Related			Related
(€ million)	Total	parties	Impact %	Total	parties	Impact %	Total	parties	Impact %
Net cash provided from operating activities	4,822	(4,640)	—	12,392	(6,356)	—	13,647	(2,707)	—
Net cash used in investing activities	(4,587)	(1,372)	29.91	(11,413)	(2,912)	25.51	(7,536)	(3,314)	43.98
Net cash used in financing activities	3,253	164	5.04	(5,841)	(817)	13.99	(2,637)	16	—